UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2013

Date of reporting period:	5/31/2012

Item 1.	Schedule of Investments

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 87.9%
LONG POSITIONS
COMMON STOCKS
Aerospace & Defense — 3.5%
10,121	Precision Castparts Corp.(a)	$ 1,682,212
2,228	Teledyne Technologies, Inc.*	132,744
7,900	TransDigm Group, Inc.*	971,700

		2,786,656

Air Freight & Logistics — 0.1%
6,842	UTi Worldwide, Inc.	107,009

Biotechnology — 1.5%
11,592	Alexion Pharmaceuticals, Inc.*(a)	1,049,888
7,399	Amarin Corporation PLC (Ireland), ADR*	87,678
1,751	Cepheid, Inc.*	66,240

		1,203,806

Capital Markets — 1.4%
6,484	Eaton Vance Corp.	157,821
8,792	Goldman Sachs Group, Inc. (The)	841,394
4,974	Waddell & Reed Financial, Inc. (Class A Stock)	142,803

		1,142,018

Chemicals — 2.2%
3,191	Albemarle Corp.	193,694
4,063	Intrepid Potash, Inc.*	79,757
30,099	Mosaic Co. (The)(a)	1,435,120
12,107	Spartech Corp.*	45,522

		1,754,093

Commercial Banks — 0.7%
2,840	Bank of the Ozarks, Inc.	82,473
2,973	BOK Financial Corp.	165,745
3,958	First Republic Bank*	124,281
5,413	FirstMerit Corp.	86,067
3,067	Prosperity Bancshares, Inc.	131,022

		589,588

Commercial Services & Supplies — 0.5%
2,958	Clean Harbors, Inc.*	183,603
6,527	Mobile Mini, Inc.*	89,681
4,280	Waste Connections, Inc.	132,466

		405,750

Communications Equipment — 1.9%
6,415	ADTRAN, Inc.	187,511
6,400	Finisar Corp.*	91,840
4,337	NETGEAR, Inc.*	136,138
18,315	QUALCOMM, Inc.(a)	1,049,633

		1,465,122

Computers & Peripherals — 5.4%
5,008	Apple, Inc.*(a)	2,893,272
56,234	EMC Corp.*(a)	1,341,181

		4,234,453

Construction & Engineering — 0.7%
6,104	Chicago Bridge & Iron Co. NV	219,378
22,841	Great Lakes Dredge & Dock Corp.	148,467
4,126	URS Corp.	149,237

		517,082

Consumer Finance — 0.1%
3,925	Green Dot Corp. (Class A Stock)*	83,367

Diversified Consumer Services — 0.2%
9,065	Bridgepoint Education, Inc.*	177,583

Diversified Telecommunication Services — 0.4%
5,323	Lumos Networks Corp.	54,561
9,763	tw telecom, Inc.*	226,404

		280,965

Electric Utilities — 0.2%
2,407	ITC Holdings Corp.	165,963

Electronic Equipment & Instruments — 2.0%
221,197	Flextronics International Ltd.*(a)	1,420,085
6,108	FLIR Systems, Inc.	130,283

		1,550,368

Energy Equipment & Services — 3.3%
1,000	Core Laboratories NV	127,900
2,158	Dresser-Rand Group, Inc.*	94,693
1,915	Dril-Quip, Inc.*	116,030
19,675	Ensco PLC (United Kingdom) (Class A Stock)(a)	883,604
9,371	Key Energy Services, Inc.*	92,867
19,518	National Oilwell Varco, Inc.(a)	1,302,826

		2,617,920

Food & Staples Retailing — 0.6%
4,608	Harris Teeter Supermarkets, Inc.	172,938
6,990	Roundy’s, Inc.	75,422
3,747	United Natural Foods, Inc.*	189,973

		438,333

Food Products — 5.7%
9,229	Adecoagro SA*	87,676
24,381	Bunge Ltd.(a)	1,450,669
7,161	Darling International, Inc.*	100,326
37,132	Kraft Foods, Inc. (Class A Stock)(a)	1,421,042
14,917	SunOpta, Inc.*	89,800
68,044	Tyson Foods, Inc. (Class A Stock)(a)	1,318,012

		4,467,525

Healthcare Equipment & Supplies — 0.3%
7,429	Insulet Corp.*	136,842
3,235	Volcano Corp.*	92,489

		229,331

Healthcare Providers & Services — 4.0%
3,425	Air Methods Corp.*	312,189
2,839	AMERIGROUP Corp.*	177,154
8,157	Bio-Reference Labs, Inc.*	156,859
2,859	Catalyst Health Solutions, Inc.*	248,361
4,930	Centene Corp.*	178,170
2,482	MWI Veterinary Supply, Inc.*	230,702
5,710	Team Health Holdings, Inc.*	129,845
27,435	UnitedHealth Group, Inc.(a)	1,530,050
5,056	Universal Health Services, Inc. (Class B Stock)	195,920

		3,159,250

Hotels, Restaurants & Leisure — 4.3%
3,672	Bravo Brio Restaurant Group, Inc.*	60,294
7,625	Cheesecake Factory, Inc. (The)*	247,355
87,240	International Game Technology(a)	1,247,532
28,803	Starbucks Corp.(a)	1,580,997
4,817	Texas Roadhouse, Inc.	87,573
3,880	Vail Resorts, Inc.	168,664

		3,392,415

Insurance — 2.3%
39,142	MetLife, Inc.(a)	1,143,338
7,834	Protective Life Corp.	206,504
2,288	StanCorp Financial Group, Inc.	79,645
8,234	Symetra Financial Corp.	93,044
598	White Mountains Insurance Group Ltd.	307,982

		1,830,513

Internet & Catalog Retail — 1.9%
6,733	Amazon.com, Inc.*(a)	1,433,523
12,148	Vitacost.com, Inc.*	93,418

		1,526,941

Internet Software & Services — 3.2%
163	Active Network, Inc. (The)*	2,289
10,568	Baidu, Inc. (China), ADR*(a)	1,244,593
663	Demandware, Inc.*	20,626
12,929	LinkedIn Corp. (Class A Stock)*(a)	1,242,477

		2,509,985

IT Services — 3.0%
1,319	Alliance Data Systems Corp.*	166,194
2,891	Gartner, Inc.*	117,606
3,477	Global Payments, Inc.	147,703
4,904	InterXion Holding NV*	81,210
3,816	MasterCard, Inc. (Class A Stock)(a)	1,551,242
8,964	ServiceSource International, Inc.*	107,568
1,515	Vantiv, Inc. (Class A Stock)*	33,603
2,294	Wright Express Corp.*	128,602

		2,333,728

Life Sciences Tools & Services — 0.1%
7,541	Bruker Corp.*	111,833

Machinery — 1.8%
3,974	AGCO Corp.*	159,795
2,873	CIRCOR International, Inc.	92,482
5,275	Colfax Corp.*	149,441
2,268	Crane Co.	85,934
2,373	Graco, Inc.	114,307
5,246	IDEX Corp.	208,424
2,216	Pentair, Inc.	90,324
3,831	RBC Bearings, Inc.*	177,758
3,917	Watts Water Technologies, Inc. (Class A Stock)	129,457
5,379	Woodward, Inc.	202,842

		1,410,764

Media — 3.9%
5,855	Cinemark Holdings, Inc.	135,016
53,277	Comcast Corp. (Class A Stock)(a)	1,540,238
31,824	Liberty Global, Inc. (Series C Stock)*(a)	1,422,215

		3,097,469

Metals & Mining — 3.6%
1,249	Compass Minerals International, Inc.	88,879
41,976	Freeport-McMoRan Copper & Gold, Inc.(a)	1,344,911
13,449	Hecla Mining Co.	57,158
140,498	Kinross Gold Corp.(a)	1,119,769
20,595	McEwen Mining, Inc.*	48,604
3,484	Reliance Steel & Aluminum Co.	164,480

		2,823,801

Multiline Retail — 0.2%
3,376	Big Lots, Inc.*	124,068

Oil, Gas & Consumable Fuels — 4.3%
20,185	Anadarko Petroleum Corp.(a)	1,231,285
2,477	Berry Petroleum Co. (Class A Stock)	96,380
3,048	Carrizo Oil & Gas, Inc.*	67,391
10,078	Kodiak Oil & Gas Corp.*	81,733
5,284	Rosetta Resources, Inc.*	204,438
11,605	Southwestern Energy Co.*(a)	325,288
49,109	Suncor Energy, Inc.(a)	1,325,452
1,738	Whiting Petroleum Corp.*	75,099

		3,407,066

Personal Products — 1.5%
22,272	Estee Lauder Cos., Inc. (The)(Class A Stock)(a)	1,206,029

Pharmaceuticals — 6.5%
16,297	Allergan, Inc.(a)	1,470,804
53,503	Mylan, Inc.*	1,159,410
10,504	Novo Nordisk A/S (Denmark), ADR(a)	1,405,330
2,755	Salix Pharmaceuticals Ltd.*	142,736
10,955	Shire PLC (Ireland), ADR(a)	924,712

		5,102,992

Professional Services — 0.5%
4,020	Corporate Executive Board Co. (The)	146,087
4,911	FTI Consulting, Inc.*	155,040
5,247	Korn/Ferry International*	71,359

		372,486

Real Estate Investment Trusts — 1.4%
10,964	Capstead Mortgage Corp.	150,974
42,434	Chimera Investment Corp.	118,815
10,882	CreXus Investment Corp.	106,644
15,774	DCT Industrial Trust, Inc.	91,805
25,071	Hersha Hospitality Trust	133,628
26,183	MFA Financial, Inc.	199,515
804	Mid-America Apartment Communities, Inc.	54,182
6,836	Starwood Property Trust, Inc.	136,993
12,159	Summit Hotel Properties, Inc.	96,907

		1,089,463

Road & Rail — 0.2%
10,237	Heartland Express, Inc.	145,775

Semiconductors & Semiconductor Equipment — 2.2%
8,181	ATMI, Inc.*	163,702
8,916	Cavium, Inc.*	215,856
2,620	Hittite Microwave Corp.*	129,114
81,461	Marvell Technology Group Ltd.*	1,020,706
5,841	Power Integrations, Inc.	238,371

		1,767,749

Software — 2.2%
3,272	CommVault Systems, Inc.*	153,359
1,951	Informatica Corp.*	80,830
4,725	QLIK Technologies, Inc.*	107,399
10,227	Salesforce.com, Inc.*(a)	1,417,667
100	Splunk, Inc.*	3,256

		1,762,511

Specialty Retail — 2.3%
10,088	American Eagle Outfitters, Inc.	194,799
1,430	Asbury Automotive Group, Inc.*	38,224
8,158	Express, Inc.*	150,923
6,591	Pier 1 Imports, Inc.	107,433
97,962	Staples, Inc.(a)	1,287,221

		1,778,600

Textiles, Apparel & Luxury Goods — 4.1%
21,086	Lululemon Athletica, Inc.*(a)	1,531,687
2,896	PVH Corp.	234,576
9,174	Ralph Lauren Corp.(a)	1,365,091
1,307	Vera Bradley, Inc.*	28,584
2,594	Warnaco Group, Inc. (The)*	115,459

		3,275,397

Thrifts & Mortgage Finance — 0.1%
1,567	WSFS Financial Corp.	58,261

Water Utilities — 0.1%
3,881	Aqua America, Inc.	89,651

Wireless Telecommunication Services — 3.5%
168,824	MetroPCS Communications, Inc.*(a)	1,080,474
104,543	NII Holdings, Inc.*(a)	1,204,335
6,219	NTELOS Holdings Corp.	119,032
7,061	SBA Communications Corp. (Class A Stock)*	366,819

		2,770,660

	TOTAL LONG-TERM INVESTMENTS (cost $62,297,227)	69,364,339

SHORT-TERM INVESTMENT — 10.4%
Affiliated Money Market Mutual Fund
8,188,528	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(b) (cost $8,188,528)	8,188,528

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 98.3% (cost $70,485,755)(c)	77,552,867

SECURITIES SOLD SHORT — (88.0)%
COMMON STOCKS — (52.7)%
Aerospace & Defense — (1.1)%
16,136	Honeywell International, Inc.	(898,130)

Air Freight & Logistics — (1.0)%
10,772	United Parcel Service, Inc. (Class B Stock)	(807,254)

Airlines
2,852	Southwest Airlines Co.	(25,754)

Beverages — (2.0)%
19,299	Coca-Cola Co. (The)	(1,442,214)
1,460	PepsiCo, Inc.	(99,061)

		(1,541,275)

Biotechnology — (0.4)%
6,229	ONYX Pharmaceuticals, Inc.*	(285,164)

Capital Markets — (0.5)%
9,268	Northern Trust Corp.	(400,192)

Chemicals — (1.4)%
8,264	Ashland, Inc.	(528,318)
3,666	Dow Chemical Co. (The)	(113,866)
1,984	Praxair, Inc.	(210,780)
5,497	Scotts Miracle-Gro Co. (The) (Class A Stock)	(237,305)

		(1,090,269)

Commercial Banks — (0.5)%
59,295	Regions Financial Corp.	(372,965)
616	SunTrust Banks, Inc.	(14,119)

		(387,084)

Commercial Services & Supplies — (1.1)%
3,997	KAR Auction Services, Inc.*	(59,555)
9,006	Stericycle, Inc.*	(785,864)

		(845,419)

Communications Equipment — (2.1)%
9,543	Aruba Networks, Inc.*	(125,395)
33,563	Brocade Communications Systems, Inc.*	(156,068)
753	Cisco Systems, Inc.	(12,296)
17,474	Harris Corp.	(695,116)
13,360	Motorola Solutions, Inc.	(642,349)

		(1,631,224)

Computers & Peripherals — (0.7)%
14,165	Hewlett-Packard Co.	(321,262)
4,227	Stratasys, Inc.*	(200,867)

		(522,129)

Construction & Engineering
674	Quanta Services, Inc.*	(15,219)

Containers & Packaging — (0.2)%
643	Owens-Illinois, Inc.*	(12,564)
2,587	Rock-Tenn Co. (Class A Stock)	(133,464)

		(146,028)

Diversified Financial Services — (0.9)%
56,590	Bank of America Corp.	(415,937)
15,619	Leucadia National Corp.	(317,378)

		(733,315)

Diversified Telecommunication Services — (2.7)%
47,597	AT&T, Inc.	(1,626,390)
12,744	Verizon Communications, Inc.	(530,660)

		(2,157,050)

Electric Utilities — (1.1)%
18,561	Edison International	(834,503)

Electrical Equipment
484	Brady Corp. (Class A Stock)	(13,281)
306	Emerson Electric Co.	(14,312)

		(27,593)

Electronic Equipment & Instruments — (0.5)%
13,827	National Instruments Corp.	(360,055)

Energy Equipment & Services — (0.7)%
6,280	Lufkin Industries, Inc.	(360,912)
160	SEACOR Holdings, Inc.*	(13,794)
3,206	Tidewater, Inc.	(144,526)

		(519,232)

Food & Staples Retailing — (0.1)%
2,656	Kroger Co. (The)	(58,459)

Food Products — (0.4)%
3,353	Green Mountain Coffee Roasters, Inc.*	(79,131)
10,888	Sara Lee Corp.	(227,559)

		(306,690)

Healthcare Equipment & Supplies — (1.1)%
9,425	Edwards Lifesciences Corp.*	(804,612)
61	Intuitive Surgical, Inc.*	(31,909)

		(836,521)

Hotels, Restaurants & Leisure — (1.1)%
3,758	Marriott International, Inc. (Class A Stock)	(145,472)
4,510	McDonald’s Corp.	(402,923)
3,196	Wynn Resorts Ltd.	(329,316)

		(877,711)

Household Durables — (1.2)%
16,703	Newell Rubbermaid, Inc.	(307,335)
807	NVR, Inc.*	(649,474)

		(956,809)

Household Products — (1.9)%
24,649	Procter & Gamble Co. (The)	(1,535,386)

Industrial Conglomerates — (2.4)%
16,426	Danaher Corp.	(853,659)
54,097	General Electric Co.	(1,032,712)

		(1,886,371)

Insurance — (3.1)%
15,035	Allstate Corp. (The)	(510,288)
17,668	Berkshire Hathaway, Inc. (Class B Stock)*	(1,402,133)
418	Cincinnati Financial Corp.	(15,081)
990	RenaissanceRe Holdings Ltd.	(76,299)
21,266	Unum Group	(424,257)

		(2,428,058)

Internet & Catalog Retail
823	Shutterfly, Inc.*	(22,690)

Internet Software & Services — (0.6)%
1,296	Akamai Technologies, Inc.*	(38,025)
4,943	AOL, Inc.*	(135,586)
9,290	comScore, Inc.*	(168,614)
208	CoStar Group, Inc.*	(15,369)
1,821	EarthLink, Inc.	(14,695)
742	eBay, Inc.*	(29,079)
425	LogMeln, Inc.*	(13,621)
3,833	NIC, Inc.	(41,665)
1,182	Responsys, Inc.*	(12,139)
962	Yahoo!, Inc.*	(14,661)

		(483,454)

IT Services — (0.9)%
530	Computer Sciences Corp.	(14,119)
893	CoreLogic, Inc.*	(15,172)
1,848	Fidelity National Information Services, Inc.	(60,577)
781	iGate Corp.*	(12,801)
13,744	Paychex, Inc.	(411,908)
18,565	SAIC, Inc.	(206,257)

		(720,834)

Life Sciences Tools & Services — (0.7)%
3,750	Life Technologies Corp.*	(153,413)
539	PerkinElmer, Inc.	(14,337)
8,189	Thermo Fisher Scientific, Inc.	(413,381)

		(581,131)

Machinery
674	Harsco Corp.	(13,547)

Media — (1.8)%
26,759	Thomson Reuters Corp.	(735,070)
31,565	Virgin Media, Inc.	(695,377)

		(1,430,447)

Metals & Mining — (0.7)%
16,123	Alcoa, Inc.	(137,851)
13,050	Allied Nevada Gold Corp.*	(338,517)
1,719	Cliffs Natural Resources, Inc.	(82,134)

		(558,502)

Multiline Retail
422	J.C. Penney Co., Inc.	(11,069)

Multi-Utilities — (1.1)%
285	Dominion Resources, Inc.	(14,837)
19,051	PG&E Corp.	(832,529)

		(847,366)

Oil, Gas & Consumable Fuels — (3.2)%
3,661	Cabot Oil & Gas Corp.	(119,129)
14,285	Exxon Mobil Corp.	(1,123,229)
207	Kinder Morgan, Inc.	(7,077)
4,414	Murphy Oil Corp.	(205,781)
3,275	Oasis Petroleum, Inc.*	(84,135)
6,093	Pioneer Natural Resources Co.	(589,193)
6,388	Range Resources Corp.	(366,927)
1,876	SandRidge Energy, Inc.*	(11,913)
520	Sunoco, Inc.	(24,154)

		(2,531,538)

Personal Products
757	Avon Products, Inc.	(12,528)

Pharmaceuticals — (2.7)%
4,959	Abbott Laboratories	(306,417)
4,228	Endo Pharmaceuticals Holdings, Inc.*	(137,494)
18,915	Hospira, Inc.*	(591,283)
4,098	Merck & Co., Inc.	(154,003)
622	Vivus, Inc.*	(15,419)
23,767	Warner Chilcott PLC (Class A Stock)*	(448,246)
6,579	Watson Pharmaceuticals, Inc.*	(469,017)

		(2,121,879)

Professional Services — (0.9)%
365	Acacia Research Corp.*	(12,691)
26,218	Nielsen Holdings NV*	(727,287)

		(739,978)

Real Estate Investment Trusts — (4.0)%
3,387	Alexandria Real Estate Equities, Inc.	(231,874)
102	AvalonBay Communities, Inc.	(14,255)
136	Boston Properties, Inc.	(13,998)
1,784	Equity Residential	(109,002)
7,874	General Growth Properties, Inc.	(131,890)
262	Health Care REIT, Inc.	(14,533)
7,901	Host Hotels & Resorts, Inc.	(120,569)
761	Kimco Realty Corp.	(13,660)
18,550	Plum Creek Timber Co., Inc.	(677,075)
17,800	ProLogis, Inc.	(569,244)
4,071	Ventas, Inc.	(239,456)
9,486	Vornado Realty Trust	(777,093)
13,182	Weyerhaeuser Co.	(262,454)

		(3,175,103)

Road & Rail — (0.3)%
18,623	Hertz Global Holdings, Inc.*	(253,459)

Semiconductors & Semiconductor Equipment — (2.3)%
18,740	Advanced Micro Devices, Inc.*	(113,939)
8,432	Cree, Inc.*	(211,390)
971	Cypress Semiconductor Corp.	(12,808)
43,487	Micron Technology, Inc.*	(253,964)
8,951	Microsemi Corp.*	(158,075)
37,437	ON Semiconductor Corp.*	(252,325)
2,095	PMC - Sierra, Inc.*	(13,366)
29,209	Texas Instruments, Inc.	(831,872)

		(1,847,739)

Software — (3.8)%
17,427	Adobe Systems, Inc.*	(541,108)
550	Advent Software, Inc.*	(14,350)
18,547	Autodesk, Inc.*	(593,875)
9,523	Citrix Systems, Inc.*	(695,941)
5,970	Concur Technologies, Inc.*	(369,244)
143	FactSet Research Systems, Inc.	(15,076)
570	Fortinet, Inc.*	(12,112)
259	Micros Systems, Inc.*	(13,665)
109	MicroStrategy, Inc. (Class A Stock)*	(13,296)
4,582	Rovi Corp.*	(111,938)
23,574	TIBCO Software, Inc.*	(630,605)

		(3,011,210)

Specialty Retail — (0.6)%
10,024	Abercrombie & Fitch Co. (Class A Stock)	(336,205)
5,307	Best Buy Co., Inc.	(99,347)

		(435,552)

Thrifts & Mortgage Finance — (0.9)%
71,803	TFS Financial Corp.*	(672,794)

Tobacco
167	Philip Morris International, Inc.	(14,113)

	TOTAL COMMON STOCKS SOLD SHORT (proceeds $(44,018,180))	(41,597,827)

EXCHANGE TRADED FUNDS — (35.3)%
81,918	Consumer Discretionary Select Sector SPDR Fund	(3,531,485)
109,742	Consumer Staples Select Sector SPDR Fund	(3,704,890)
52,048	Energy Select Sector SPDR Fund	(3,309,212)
241,230	Financial Select Sector SPDR Fund	(3,379,632)

99,892	Health Care Select Sector SPDR Fund	(3,611,096)
80,023	Industrial Select Sector SPDR Fund	(2,772,797)
2,916	Materials Select Sector SPDR Fund	(98,619)
26,724	SPDR S&P 500 ETF Trust	(3,513,939)
125,694	Technology Select Sector SPDR Fund	(3,511,890)
12,026	Utilities Select Sector SPDR Fund	(431,252)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $(27,523,339))	(27,864,812)

Units
WARRANT
Oil, Gas & Consumable Fuels
(317)	Kinder Morgan, Inc. (proceeds $(580))*(d)	(723)
	TOTAL SECURITIES SOLD SHORT (proceeds $(71,542,099))	(69,463,362)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 10.3% (proceeds $(1,056,344))	8,089,505
	OTHER ASSETS IN EXCESS OF LIABILITIES — 89.7%	70,809,653

	NET ASSETS — 100.0%	$ 78,899,158

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$75,716,991	$5,461,705	$(3,625,829)	$1,835,876

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$69,364,339	$—	$—
Affiliated Money Market Mutual Fund	8,188,528	—	—
Common Stocks Sold Short	(41,597,827)	—	—
Exchange Traded Funds Sold Short	(27,864,812)	—	—
Warrant Sold Short	(723)	—	—

Total	$8,089,505	$—	$—

Prudential Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 6.4%
43,403	Precision Castparts Corp.	$ 7,214,013
27,514	TransDigm Group, Inc.*	3,384,222
74,502	United Technologies Corp.	5,521,343

		16,119,578

Auto Components — 1.2%
43,547	BorgWarner, Inc.*(a)	3,124,497

Automobiles — 0.7%
57,177	Tesla Motors, Inc.*(a)	1,686,722

Biotechnology — 2.7%
46,683	Alexion Pharmaceuticals, Inc.*	4,228,079
35,728	Celgene Corp.*	2,438,436

		6,666,515

Capital Markets — 1.9%
48,960	Goldman Sachs Group, Inc. (The)	4,685,472

Chemicals — 2.3%
74,080	Monsanto Co.	5,718,976

Communications Equipment — 1.8%
78,915	QUALCOMM, Inc.	4,522,619

Computers & Peripherals — 11.5%
34,653	Apple, Inc.*	20,020,077
275,113	EMC Corp.*	6,561,445
69,597	NetApp, Inc.*	2,071,207

		28,652,729

Consumer Finance — 1.6%
70,641	American Express Co.	3,943,887

Energy Equipment & Services — 3.4%
95,017	National Oilwell Varco, Inc.	6,342,385
35,275	Schlumberger Ltd.	2,231,144

		8,573,529

Food Products — 2.3%
72,836	Mead Johnson Nutrition Co.	5,880,779

Healthcare Providers & Services — 4.3%
82,253	Express Scripts Holding Co.*	4,292,784
115,770	UnitedHealth Group, Inc.	6,456,493

		10,749,277

Hotels, Restaurants & Leisure — 5.6%
10,833	Chipotle Mexican Grill, Inc.*(a)	4,474,787
127,718	Starbucks Corp.(a)	7,010,441
35,883	Yum! Brands, Inc.	2,524,728

		14,009,956

Internet & Catalog Retail — 3.3%
38,355	Amazon.com, Inc.*	8,166,163

Internet Software & Services — 7.7%
56,569	Baidu, Inc. (China), ADR*	6,662,131
54,883	Facebook, Inc. (Class A Stock)*	1,626,183
10,900	Google, Inc. (Class A Stock)*	6,331,374
47,870	LinkedIn Corp. (Class A Stock)*(a)	4,600,307

		19,219,995

IT Services — 6.0%
30,033	International Business Machines Corp.	5,793,366
22,704	MasterCard, Inc. (Class A Stock)	9,229,403

		15,022,769

Life Sciences Tools & Services — 2.0%
121,485	Agilent Technologies, Inc.	4,939,580

Media — 1.8%
96,952	Walt Disney Co. (The)(a)	4,431,676

Oil, Gas & Consumable Fuels — 2.3%
92,415	Anadarko Petroleum Corp.	5,637,315

Personal Products — 1.9%
89,456	Estee Lauder Cos., Inc. (The) (Class A Stock)	4,844,042

Pharmaceuticals — 6.9%
73,766	Allergan, Inc.	6,657,381
48,535	NOVO Nordisk A/S (Denmark), ADR(a)	6,493,498
49,926	Shire PLC (Ireland), ADR	4,214,254

		17,365,133

Real Estate Investment Trust — 2.1%
81,228	American Tower Corp.	5,270,073

Semiconductors & Semiconductor Equipment — 2.3%
77,947	Avago Technologies Ltd.	2,580,046
126,816	Maxim Integrated Products, Inc.	3,190,690

		5,770,736

Software — 5.7%
71,824	Red Hat, Inc.*	3,690,317
34,697	Salesforce.com, Inc.*(a)	4,809,698
62,104	VMware, Inc. (Class A Stock)*	5,776,293

		14,276,308

Textiles, Apparel & Luxury Goods — 9.7%
80,553	Coach, Inc.	5,433,300
58,664	Lululemon Athletica, Inc.*(a)	4,261,353
85,498	Michael Kors Holdings Ltd.*	3,366,911
59,640	NIKE, Inc. (Class B Stock)	6,451,855
32,085	Ralph Lauren Corp.	4,774,248

		24,287,667

	TOTAL LONG-TERM INVESTMENTS (cost $180,074,300)	243,565,993

SHORT-TERM INVESTMENT — 12.7%
Affiliated Money Market Mutual Fund
31,813,263	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,813,263; includes $24,412,199 of cash collateral received for securities on loan)(b)(c)	31,813,263

	TOTAL INVESTMENTS — 110.1% (cost $211,887,563)(d)	275,379,256
	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1%)	(25,276,033)

	NET ASSETS — 100.0%	$ 250,103,223

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,756,435; cash collateral of $24,412,199 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$216,091,012	$65,194,114	$(5,905,870)	$59,288,244

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$243,565,993	$—	$—
Affiliated Money Market Mutual Fund	31,813,263	—	—

Total	$275,379,256	$—	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of May 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 73.8%
AFFILIATED MUTUAL FUNDS — 35.4%
Prudential International Real Estate Fund (Class Z)	499,473	$4,280,486
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	63,375	2,678,237
Prudential Jennison Utility Fund (Class Z)	906,747	10,028,625
Prudential US Real Estate Fund (Class Z)	549,777	6,322,431

TOTAL AFFILIATED MUTUAL FUNDS (cost $22,828,768)(w)		23,309,779

COMMON STOCKS — 1.1%
Metals & Mining
Agnico-Eagle Mines Ltd. (Canada)	1,700	63,478
AngloGold Ashanti Ltd., ADR (South Africa)	1,400	50,484
Barrick Gold Corp. (Canada)	2,400	93,744
Cia de Minas Buenaventura SA, ADR (Peru)	1,600	62,624
Gold Fields Ltd., ADR (South Africa)	3,650	48,363
Goldcorp, Inc. (Canada)	1,750	63,402
Harmony Gold Mining Co. Ltd., ADR (South Africa)	7,700	75,922
Hecla Mining Co.	20,800	88,400
Kinross Gold Corp. (Canada)	5,450	43,437
Newmont Mining Corp.	1,000	47,160
Randgold Resources Ltd., ADR (United Kingdom)	1,150	91,252

TOTAL COMMON STOCKS (cost $772,563)		728,266

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 37.3%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16 - 01/15/22	$2,820	3,048,844
0.50%	04/15/15	665	734,415
0.625%	04/15/13 - 07/15/21	1,340	1,514,967
0.75%	02/15/42	245	265,153
1.125%	01/15/21	1,125	1,369,334
1.25%	04/15/14 - 07/15/20	1,150	1,386,846
1.375%	07/15/18 - 01/15/20	960	1,187,679
1.625%	01/15/15 - 01/15/18	1,015	1,294,484
1.75%	01/15/28	395	548,920
1.875%	07/15/13 - 07/15/19	1,630	2,107,348
2.00%	01/15/14 - 01/15/26	2,035	2,738,146
2.125%	01/15/19 - 02/15/41	1,230	1,781,648
2.375%	01/15/17 - 01/15/27	1,650	2,481,922
2.50%	07/15/16 - 01/15/29	915	1,276,487
2.625%	07/15/17	360	476,838
3.375%	04/15/32	125	264,149
3.625%	04/15/28	445	986,250
3.875%	04/15/29	510	1,163,652

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,614,636)			24,627,082

TOTAL LONG-TERM INVESTMENTS (cost $46,215,967)			48,665,127

SHORT-TERM INVESTMENTS — 18.0%
U.S. TREASURY OBLIGATIONS(n) — 14.1%
U.S. Treasury Bills
0.025%	06/28/12(k)	200	199,989
0.05%	06/28/12(p)(k)	350	349,980
0.06%	06/28/12(p)(k)	250	249,986
0.069%	07/12/12(p)	7,000	6,999,421
0.077%	07/12/12(p)(k)	1,500	1,499,876

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,299,277)			9,299,252

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,568,430)(w)		2,568,430	2,568,430

TOTAL SHORT-TERM INVESTMENTS (cost $11,867,707)			11,867,682

TOTAL INVESTMENTS — 91.8% (cost $58,083,674)(x)			60,532,809
OTHER ASSETS IN EXCESS OF LIABILITIES(y) — 8.2%			5,402,338

NET ASSETS — 100.0%			$65,935,147

The following abbreviations are used in the Portfolio descriptions:

ADR — American Depositary Receipt

TIPS — Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.

(x)	The United States federal income tax basis of the Fund’s investments was $59,245,921; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,286,888 (gross unrealized appreciation $2,795,331; gross unrealized depreciation $1,508,443). The difference between book basis and tax basis was attributable to deferred losses on wash sales and the tax treatment of the investment in the subsidiary as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(y)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at May 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2012	Unrealized Appreciation(1)(2)
	Long Position:
7	CBOE VIX Index	Aug. 2012	$161,700	$192,850	$31,150

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2012.
(2)	U.S. Treasury Obligation with a market value of $199,989 has been segregated with the custodian to cover requirements for open futures contracts as of May 31, 2012.

Commodity futures contracts open at May 31, 2012(3):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2012	Unrealized Appreciation (Depreciation)(4)(5)
	Long Positions:
2	Brent Crude	Sep. 2012	$223,110	$202,220	$(20,890)
2	Brent Crude	May 2013	214,790	198,620	(16,170)
3	Coffee ‘C’	Jul. 2012	202,875	180,731	(22,144)
1	Coffee ‘C’	Dec. 2012	70,650	62,512	(8,138)
4	Copper	Jul. 2012	368,738	336,550	(32,188)
4	Copper	Dec. 2012	380,675	338,250	(42,425)
11	Corn	Jul. 2012	344,975	305,389	(39,586)
11	Corn	Sep. 2012	305,288	289,025	(16,263)
2	Cotton No. 2	Jul. 2012	88,095	71,550	(16,545)
1	Cotton No. 2	Dec. 2012	44,355	35,175	(9,180)
1	Gasoline RBOB	Jul. 2012	131,250	114,353	(16,897)
2	Gasoline RBOB	Dec. 2012	223,470	204,028	(19,442)
39	Gold 100 OZ	Aug. 2012	6,152,060	6,100,380	(51,680)
1	Heating Oil	Jul. 2012	130,805	113,535	(17,270)
1	Heating Oil	Apr. 2013	125,454	116,080	(9,374)
3	Lean Hogs	Jul. 2012	102,060	109,200	7,140
3	Lean Hogs	Oct. 2012	103,960	99,450	(4,510)
4	Live Cattle	Aug. 2012	189,450	190,240	790
3	Live Cattle	Apr. 2013	155,800	156,120	320
1	LME Nickel	Jul. 2012	108,642	97,170	(11,472)
2	LME Nickel	Oct. 2012	251,940	195,120	(56,820)
1	LME Nickel	May 2013	103,032	98,448	(4,584)
6	LME PRI Aluminum	Jul. 2012	311,713	296,175	(15,538)
10	LME PRI Aluminum	Aug. 2012	578,281	496,750	(81,531)
6	LME PRI Aluminum	Oct. 2012	334,632	301,575	(33,057)
5	LME PRI Aluminum	Dec. 2012	286,269	253,844	(32,425)
1	LME PRI Aluminum	Jan. 2013	54,387	50,981	(3,406)
2	LME PRI Aluminum	May 2013	106,550	103,725	(2,825)
1	LME Zinc	Jun. 2012	48,319	46,738	(1,581)
4	LME Zinc	Jul. 2012	199,444	186,775	(12,669)
5	LME Zinc	Aug. 2012	247,438	233,844	(13,594)
7	LME Zinc	Oct. 2012	374,107	328,694	(45,413)
3	LME Zinc	Dec. 2012	156,750	141,469	(15,281)
18	Natural Gas	Jul. 2012	407,880	435,960	28,080
1	Natural Gas	Dec. 2012	34,010	31,560	(2,450)
2	Natural Gas	Mar. 2013	70,010	66,120	(3,890)
2	Silver	Jul. 2012	313,525	277,570	(35,955)
6	Soybean	Jul. 2012	431,037	402,000	(29,037)
11	Soybean	Jan. 2013	750,813	700,288	(50,525)
7	Soybean Oil	Jul. 2012	237,696	206,640	(31,056)
1	Soybean Oil	May 2013	32,886	30,480	(2,406)

7	Sugar #11 (World)	Jul. 2012	175,862	152,252	(23,610)
2	Sugar #11 (World)	May 2013	48,149	46,592	(1,557)
8	Wheat	Jul. 2012	255,088	257,500	2,412
7	Wheat	Dec. 2012	240,475	239,488	(987)
5	WTI Crude	Jul. 2012	517,660	432,650	(85,010)
4	WTI Crude	Mar. 2013	402,100	353,600	(48,500)

					(949,139)

	Short Positions:
2	LME Nickel	Oct. 2012	235,320	195,120	40,200
10	LME PRI Aluminum	Aug. 2012	561,071	496,750	64,321
6	LME PRI Aluminum	Oct. 2012	350,857	301,576	49,281
5	LME PRI Aluminum	Dec. 2012	277,163	253,844	23,319
1	LME PRI Aluminum	Jan. 2013	52,844	50,981	1,863
1	LME PRI Aluminum	May 2013	52,163	51,863	300
1	LME Zinc	Jun. 2012	48,669	46,738	1,931
1	LME Zinc	Jul. 2012	49,750	46,694	3,056
2	LME Zinc	Aug. 2012	98,456	93,537	4,919
7	LME Zinc	Oct. 2012	360,266	328,694	31,572
3	LME Zinc	Dec. 2012	149,325	141,469	7,856

					228,618

					$ (720,521)

(3)	Represents positions held in the Cayman Subsidiary.
(4)	U.S. Treasury Obligations with a market value of $2,099,842 have been segregated to cover requirements for open futures contracts as of May 31, 2012. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of May 31, 2012.
(5)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of May 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$25,878,209	$—	$—
Common Stocks	728,266	—	—
U.S. Treasury Obligations	—	33,926,334	—
Other Financial Instruments*
Futures	(689,371)	—	—

Total	$25,917,104	$33,926,334	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Prudential Strategic Value Fund

Schedule of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 96.9%
Aerospace & Defense — 2.8%
3,700	General Dynamics Corp.	$ 236,837
4,600	L-3 Communications Holdings, Inc.	313,674
1,500	Lockheed Martin Corp.	124,200
6,300	Northrop Grumman Corp.	370,125
4,200	Raytheon Co.	211,344
2,400	Textron, Inc.	56,712

		1,312,892

Airlines — 0.7%
17,200	Delta Air Lines, Inc.*	208,120
4,500	United Continental Holdings, Inc.*	113,265

		321,385

Auto Components — 0.1%
500	Federal-Mogul Corp.*	5,585
1,500	Lear Corp.	59,775

		65,360

Beverages — 0.8%
13,300	Constellation Brands, Inc. (Class A Stock)*	256,557
3,000	Molson Coors Brewing Co. (Class B Stock)	115,350

		371,907

Biotechnology — 0.7%
4,900	Amgen, Inc.	340,648

Capital Markets — 2.9%
800	Ameriprise Financial, Inc.	38,336
21,500	Bank of New York Mellon Corp. (The)	437,740
4,800	Goldman Sachs Group, Inc. (The)	459,360
14,800	Janus Capital Group, Inc.	108,040
3,800	Jefferies Group, Inc.	50,768
19,800	Morgan Stanley	264,528
200	State Street Corp.	8,242

		1,367,014

Chemicals — 1.4%
1,500	CF Industries Holdings, Inc.	256,440
2,700	Dow Chemical Co. (The)	83,862
8,100	LyondellBasell Industries NV (Class A Stock)	319,626

		659,928

Commercial Banks — 7.7%
4,900	BB&T Corp.	148,078
1,100	Comerica, Inc.	33,462
12,700	East West Bancorp, Inc.	284,353
19,500	Fifth Third Bancorp	260,325
100	First Citizens BancShares, Inc. (Class A Stock)	16,850
5,600	First Republic Bank*	175,840
25,200	Huntington Bancshares, Inc.	164,808
7,200	KeyCorp	54,000
6,500	PNC Financial Services Group, Inc.	399,230
23,500	U.S. Bancorp	731,085
42,956	Wells Fargo & Co.	1,376,740

		3,644,771

Commercial Services & Supplies — 0.2%
7,200	R.R. Donnelley & Sons Co.	77,472

Communications Equipment — 1.0%
22,100	Cisco Systems, Inc.	360,893
3,200	Harris Corp.	127,296

		488,189

Computers & Peripherals — 1.8%
8,500	Dell, Inc.*	104,805
14,300	Hewlett-Packard Co.	324,324
7,500	Lexmark International, Inc. (Class A Stock)	187,575
8,400	Western Digital Corp.*	263,676

		880,380

Construction & Engineering — 0.2%
2,200	URS Corp.	79,574

Consumer Finance — 2.9%
4,700	American Express Co.	262,401
8,100	Capital One Financial Corp.	416,097
12,500	Discover Financial Services	413,875
20,100	SLM Corp.	280,797

		1,373,170

Containers & Packaging — 0.5%
12,000	Owens-Illinois, Inc.*	234,480

Diversified Consumer Services — 0.4%
3,800	Apollo Group, Inc. (Class A Stock)*	120,916
2,500	DeVry, Inc.	68,325

		189,241

Diversified Financial Services — 4.9%
33,719	Bank of America Corp.	247,835
27,700	Citigroup, Inc.	734,327
32,300	JPMorgan Chase & Co.	1,070,745
3,200	Leucadia National Corp.	65,024
5,400	NASDAQ OMX Group, Inc. (The)*	118,152
4,700	NYSE Euronext	114,257

		2,350,340

Diversified Telecommunication Services — 4.1%
35,920	AT&T, Inc.	1,227,387
3,676	Frontier Communications Corp.	13,748
17,200	Verizon Communications, Inc.	716,208

		1,957,343

Electric Utilities — 2.6%
5,100	American Electric Power Co., Inc.	196,401
10,624	Duke Energy Corp.	233,515
4,600	Edison International	206,816
6,100	Exelon Corp.	225,578
6,200	Pinnacle West Capital Corp.	306,156
2,700	Xcel Energy, Inc.	75,654

		1,244,120

Electronic Equipment, Instruments & Components — 2.2%
8,300	Avnet, Inc.*	253,067
18,200	Corning, Inc.	236,418
14,400	Ingram Micro, Inc. (Class A Stock)*	256,752
5,100	Tech Data Corp.*	242,811
4,600	Vishay Intertechnology, Inc.*	48,852

		1,037,900

Energy Equipment & Services — 1.9%
1,800	Diamond Offshore Drilling, Inc.	104,724
7,300	Halliburton Co.	219,438
4,400	Helmerich & Payne, Inc.	199,320
15,400	Nabors Industries Ltd.*	208,670
2,000	Superior Energy Services, Inc.*	43,280
3,600	Unit Corp.*	143,244

		918,676

Food & Staples Retailing — 1.8%
9,500	CVS Caremark Corp.	426,930
11,900	Kroger Co. (The)	261,919
6,800	Safeway, Inc.	129,336
14,400	SUPERVALU, Inc.	65,088

		883,273

Food Products — 2.0%
13,400	Archer-Daniels-Midland Co.	427,192
4,700	Bunge Ltd.	279,650
1,200	ConAgra Foods, Inc.	30,180
2,102	Kraft Foods, Inc. (Class A Stock)	80,444
6,800	Tyson Foods, Inc. (Class A Stock)	131,716

		949,182

Healthcare Equipment & Supplies — 0.2%
1,500	Covidien PLC	77,670

Healthcare Providers & Services — 5.3%
8,300	Aetna, Inc.	339,387
4,000	CIGNA Corp.	175,640
1,100	Community Health Systems, Inc.*	24,211
4,400	Coventry Health Care, Inc.	133,760
4,200	Humana, Inc.	320,838
6,600	LifePoint Hospitals, Inc.*	243,012
5,700	Lincare Holdings, Inc.	130,701
700	McKesson Corp.	61,096
12,900	UnitedHealth Group, Inc.	719,433
5,800	WellPoint, Inc.	390,862

		2,538,940

Hotels, Restaurants & Leisure — 0.1%
1,100	Carnival Corp.	35,299

Household Durables — 1.2%
15,800	Newell Rubbermaid, Inc.	290,720
4,300	Whirlpool Corp.	266,084

		556,804

Household Products — 1.7%
13,100	Procter & Gamble Co. (The)	815,999

Industrial Conglomerates — 2.6%
63,800	General Electric Co.	1,217,942

Insurance — 6.1%
100	Aflac, Inc.	4,008
2,200	Allied World Assurance Co. Holdings AG	169,180
6,200	Allstate Corp. (The)	210,428

3,800	American Financial Group, Inc.	147,782
300	Aon PLC	13,950
3,300	Assurant, Inc.	110,154
7,900	Berkshire Hathaway, Inc. (Class B Stock)*	626,944
2,200	Chubb Corp.	158,554
2,900	CNA Financial Corp.	82,505
6,987	Lincoln National Corp.	144,421
7,000	Loews Corp.	272,230
11,100	MetLife, Inc.	324,231
5,800	Principal Financial Group, Inc.	142,448
3,100	Reinsurance Group of America, Inc. (Class A Stock)	155,527
1,300	Travelers Cos., Inc. (The)	81,237
6,200	Unum Group	123,690
4,000	Validus Holdings Ltd.	125,520

		2,892,809

IT Services — 0.4%
3,800	Computer Sciences Corp.	101,232
8,300	SAIC, Inc.	92,213

		193,445

Machinery — 1.0%
5,700	AGCO Corp.*	229,197
11,500	Oshkosh Corp.*	235,405

		464,602

Media — 1.7%
6,050	Comcast Corp. (Class A Stock)	174,905
1,600	DIRECTV (Class A Stock)*	71,120
9,300	Gannett Co., Inc.	121,458
1,600	Meredith Corp.	47,344
5,300	Time Warner, Inc.	182,691
4,700	Walt Disney Co. (The)	214,837

		812,355

Metals & Mining — 0.9%
17,500	Alcoa, Inc.	149,625
1,600	Freeport-McMoRan Copper & Gold, Inc.	51,264
1,700	Schnitzer Steel Industries, Inc. (Class A Stock)	44,336
17,700	Steel Dynamics, Inc.	186,558

		431,783

Multi-line Retail — 1.6%
5,600	Macy’s, Inc.	213,080
9,900	Target Corp.	573,309

		786,389

Multi-Utilities — 3.0%
10,100	Ameren Corp.	326,331
6,700	Consolidated Edison, Inc.	404,412

6,100	DTE Energy Co.	346,663
6,200	Public Service Enterprise Group, Inc.	193,378
2,100	Sempra Energy	136,521

		1,407,305

Office Electronics — 0.3%
19,400	Xerox Corp.	140,068

Oil, Gas & Consumable Fuels — 13.6%
4,400	Apache Corp.	358,072
7,800	Chesapeake Energy Corp.	131,820
16,700	Chevron Corp.	1,641,777
13,496	ConocoPhillips	703,951
3,800	Devon Energy Corp.	226,176
12,400	Exxon Mobil Corp.	975,012
8,800	Hess Corp.	384,560
13,200	Marathon Oil Corp.	328,812
8,500	Marathon Petroleum Corp.	306,595
5,300	Murphy Oil Corp.	247,086
300	Newfield Exploration Co.*	8,988
6,800	Occidental Petroleum Corp.	539,036
6,748	Phillips 66*	202,643
8,500	QEP Resources, Inc.	223,720
900	Tesoro Corp.*	19,908
7,300	Valero Energy Corp.	154,030

		6,452,186

Paper & Forest Products — 0.4%
2,200	Domtar Corp.	174,042

Pharmaceuticals — 7.7%
1,500	Abbott Laboratories	92,685
10,900	Bristol-Myers Squibb Co.	363,406
11,800	Eli Lilly & Co.	483,210
5,000	Forest Laboratories, Inc.*	175,000
12,700	Johnson & Johnson	792,861
19,100	Merck & Co., Inc.	717,778
48,556	Pfizer, Inc.	1,061,920

		3,686,860

Real Estate Investment Trusts — 0.3%
4,000	American Capital Agency Corp.	130,680

Road & Rail — 0.9%
6,400	Norfolk Southern Corp.	419,328

Semiconductors & Semiconductor Equipment — 2.6%
48,200	Intel Corp.	1,245,488

Software — 1.0%
4,100	CA, Inc.	101,967
5,400	Microsoft Corp.	157,626
14,400	Symantec Corp.*	213,696

		473,289

Specialty Retail — 0.3%
5,700	GameStop Corp. (Class A Stock)	109,326
6,500	RadioShack Corp.	30,160

		139,486

Thrifts & Mortgage Finance — 0.1%
1,500	BankUnited, Inc.	35,385
700	New York Community Bancorp, Inc.	8,645

		44,030

Wireless Telecommunication Services — 0.3%
7,300	Telephone & Data Systems, Inc.	144,905

	TOTAL COMMON STOCKS (cost $47,321,847)	46,028,949

Exchange Traded Fund — 1.7%
12,600	iShares Russell 1000 Value Index Fund (cost $865,867)	823,536

	TOTAL LONG-TERM INVESTMENTS (cost $48,187,714)	46,852,485

SHORT-TERM INVESTMENT — 1.4%
Affiliated Money Market Mutual Fund
667,537	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $667,537)(a)	667,537

	TOTAL INVESTMENTS — 100.0% (cost $48,855,251)(b)	47,520,022
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%)	(9,602)

	NET ASSETS — 100.0%	$ 47,510,420

*	Non-income producing security.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$48,869,995	$4,845,471	$(6,195,444)	$(1,349,973)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$46,028,949	$—	$—
Exchange Traded Fund	823,536	—	—
Affiliated Money Market Mutual Fund	667,537	—	—

Total	$47,520,022	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of theValuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by Prudential Investments LLC.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.